Warrant Derivative Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANT DERIVATIVE LIABILITIES

NOTE 8: WARRANT DERIVATIVE LIABILITIES

As described in Note 3, the Company issued common stock and warrants in several private placements in March 2017, May 2017, March 2018 and August 2018. The March and May 2017 and March and August 2018 warrants (collectively the "Derivative Warrant Instruments") are classified as liabilities. The Derivative Warrant Instruments have been accounted for utilizing ASC 815 "Derivatives and Hedging". The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the March and May 2017 warrants which caused the warrants to be classified as a liability. These embedded features included the implicit right for the holders to request that the Company settle the warrants in registered shares. Since maintaining an effective registration of shares is potentially outside the control of the Company, these warrants were classified as liabilities as opposed to equity. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The Company identified embedded features in the March and August 2018 warrants which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request that the Company cash settle the warrant instruments from the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of June 30, 2019. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model. The following assumptions were used in June 30, 2019 and March 31, 2019 and at inception:

	Three Months Ended	Year Ended
	June 30, 2019	March 31, 2019	Inception

Expected term	2.75 - 4.17 years	3.00 - 4.42 years	5.00 years
Expected volatility	97%	96%	91% - 107%
Expected dividend yield	-	-	-
Risk-free interest rate	1.76%	2.23%	1.80% - 2.77%

The Company's derivative liabilities associated with the warrants are as follows:

	June 30, 2019	March 31, 2019	Inception
Fair value of 1,000 March 17, 2017 warrants	$162	$256	$4,609
Fair value of 1,850 May 22, 2017 warrants	325	505	7,772
Fair value of 2,565 March 16, 2018 warrants	736	1,040	3,023
Fair value of 2,969 August 14, 2018 warrants	936	1,303	2,892
	$2,159	$3,104	$18,296

During the three months ended June 30, 2019 and 2018 the Company recognized changes in the fair value of the derivative liabilities of $945 and $321, respectively. See additional details on warrant transactions subsequent to June 30, 2019 in Note 19 below.

NOTE 9: WARRANT DERIVATIVE LIABILITIES

As described in Note 3 and Note 13, the Company issued common stock and warrants in several private placements in March 2017, May 2017, March 2018 and August 2018. The March and May 2017 and March and August 2018 warrants (collectively the "Derivative Warrant Instruments") are classified as liabilities. The Derivative Warrant Instruments have been accounted for utilizing ASC 815 "Derivatives and Hedging". The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the March and May 2017 warrants which caused the warrants to be classified as a liability. These embedded features included the implicit right for the holders to request that the Company settle the warrants in registered shares. Since maintaining an effective registration of shares is potentially outside the control of the Company, these warrants were classified as liabilities as opposed to equity. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The Company identified embedded features in the March and August 2018 warrants which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request that the Company cash settle the warrant instruments from the Holder by paying to the Holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

On the date of inception, the fair value of the March 2017 warrants of $4,609 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.13% an expected term of 5.0 years, an expected volatility of 107% and a 0% dividend yield. At March 31, 2017, the fair value of the March 2017 warrants of $3,351 was determined using the Black-Scholes Model based on a risk-free interest rate of 1.93% an expected term of 4.9 years, an expected volatility of 105% and a 0% dividend yield. At March 31, 2018, the fair value of the March 2017 warrants of $537 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.56% an expected term of 4.0 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2019, the fair value of the March 2017 warrants $256 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 3.0 years, an expected volatility of 96% and a 0% dividend yield.

On the date of inception, the fair value of the May 2017 warrants of $7,772 was determined using the Black-Scholes Model based on a risk-free interest rate of 1.80% an expected term of 5.0 years, an expected volatility of 101% and a 0% dividend yield. At March 31, 2018, the fair value of the May 2017 warrants of $1,001 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.56% an expected term of 4.17 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2019, the fair value of the May 2017 warrants of $505 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 3.17 years, an expected volatility of 96% and a 0% dividend yield.

On the date of inception, the fair value of the March 2018 warrants of $3,023 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.65% an expected term of 5.0 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2018, the fair value of the March 2018 warrants of $2,156 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.56% an expected term of 5.0 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2019, the fair value of the March 2018 warrants of $1,040 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 4.00 years, an expected volatility of 96% and a 0% dividend yield.

On the date of inception, the fair value of the August 2018 warrants of $2,892 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.77% an expected term of 5.00 years, an expected volatility of 97% and a 0% dividend yield. At March 31, 2019, the fair value of the August 2018 warrants of $1,303 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 4.42 years, an expected volatility of 96% and a 0% dividend yield.

The Company's derivative liabilities associated with the warrants are as follows:

	March 31, 2019	March 31, 2018	Inception
Fair value of 1,000 March 17, 2017 warrants	$256	$537	$4,609
Fair value of 1,850 May 22, 2017 warrants	505	1,001	7,772
Fair value of 2,565 March 16, 2018 warrants	1,040	2,156	3,023
Fair value of 2,969 August 14, 2018 warrants	1,303	-	2,892
	$3,104	$3,694	$18,296

During the years ended March 31, 2019 and 2018 the Company recognized changes in the fair value of the derivative liabilities of $3,160 and $9,316, respectively.